Securities Act Registration No. 333-73104 Investment Company Act Registration No. 811-10571

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 12	[X]
And/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 13	[X]

BLUE CHIP INVESTOR FUNDS (Exact Name of Registrant as Specified in Charter)

1939 Friendship Drive, Suite C
El Cajon, CA	92020
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: (619) 588-9700 Ross C. Provence Blue Chip Investor Funds 1939 Friendship Drive, Suite C El Cajon, CA 92020

(Name and Address of Agent for Service)

Copies to: Donald S. Mendelsohn Thompson Hine LLP 312 Walnut Street, 14th Floor Cincinnati, Ohio 45202-4089

It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	on 75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of El Cajon, State of California, on the 17th day of May, 2011.

BLUE CHIP INVESTOR FUNDS

By: /s/ Ross C. Provence Ross C. Provence, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ross C. Provence		May 17, 2011
Ross C. Provence	Trustee
President

/s/ Jeffrey R. Provence		May 17, 2011
Jeffrey R. Provence	Trustee
Secretary
Treasurer and
Chief Financial Officer

Allen C. Brown*	Trustee

George Cossolias*	Trustee

* By: /s/ Jeffrey R. Provence
Jeffrey R. Provence, Attorney-In-Fact

Date: May 17, 2011

BLUE CHIP INVESTOR FUNDS

EXHIBIT INDEX

Index No.             Description of Exhibit

101.INS XBRL        Instance Document

101.SCH XBRL      Taxonomy Extension Schema Document

101.DEF XBRL      Taxonomy Extension Definition Linkbase

101.LAB XBRL      Taxonomy Extension Labels Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase